Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000001703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 12,345	$ 13,748	$ 14,092	$ 11,906	$ 18,822	$ 17,268	$ 20,856	$ 24,109	$ 27,481	$ 35,929
C000001700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,424		11,599	12,890	13,178	11,105	17,513	16,026	19,305	22,262	25,310	33,012
C000001704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,424		11,320	13,238	11,719	9,849	16,054	13,484	15,859	18,771	20,619	28,131
C000001706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares at NAV (excluding maximum sales charge)
C000123977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		12,064	14,165	12,589	10,632	17,401	14,672	17,322	20,583	22,699	31,121
C000001707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		12,043	14,118	12,528	10,555	17,249	14,525	17,122	20,320	22,377	30,605
C000039985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		11,985	13,059	13,338	11,763	16,998	16,225	18,878	21,874	25,612	34,418
C000039982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,429		11,281	12,263	12,504	10,994	15,842	15,075	17,479	20,235	23,669	31,675
C000039986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,424		11,320	13,238	11,719	9,849	16,054	13,484	15,859	18,771	20,619	28,131
C000171397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares at NAV
Accumulated Value	10,000		12,064	14,165	12,589	10,632	17,401	14,672	17,322	20,583	22,699	31,121
C000039989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		12,043	14,118	12,528	10,555	17,249	14,525	17,122	20,320	22,377	30,605
C000079621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		11,603	12,030	12,325	11,184	15,743	13,995	16,065	18,417	22,050	26,633
C000079618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,425		10,909	11,283	11,534	10,435	14,654	12,998	14,877	17,019	20,322	24,485
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,667
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,803	13,519	14,873	15,986	22,871	19,890	23,742	29,410	34,017	41,504
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Lipper Multi Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Multi‑Cap Value Funds Classification Average
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
Accumulated Value	10,000		11,621	12,463	13,378	12,118	17,619	16,304	18,133	20,479	23,203	29,642
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		12,486	14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
Lipper Small Cap Core Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Small‑Cap Core Funds Classification Average
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,553	12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
Russell 2500TM Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Accumulated Value	10,000		12,486	14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
Lipper Global Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Global Equity Income Funds Classification Average
MSCI World Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index (Net)
Accumulated Value	$ 10,000		$ 11,868	$ 12,528	$ 13,059	$ 11,581	$ 15,971	$ 14,912	$ 16,500	$ 18,793	$ 21,788	$ 26,328